Annual Total Returns - FidelityFreedomIndexFunds-InstPremiumPremierComboPRO - FidelityFreedomIndexFunds-InstPremiumPremierComboPRO - Fidelity Freedom Index 2055 Fund	May 30, 2024
Fidelity Freedom Index 2055 Fund - Institutional Premium Class
Bar Chart Table:
Annual Return, Inception Date	Jun. 24, 2015
Annual Return 2016	9.52%
Annual Return 2017	20.57%
Annual Return 2018	(7.12%)
Annual Return 2019	26.08%
Annual Return 2020	16.51%
Annual Return 2021	15.92%
Annual Return 2022	(18.18%)
Annual Return 2023	19.93%
Fidelity Freedom Index 2055 Fund - Premier Class
Bar Chart Table:
Annual Return, Inception Date	Jun. 24, 2020